LEASE - Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE
Operating cash outflows from finance leases	$ (1,349)	$ (1,497)
Operating cash outflows from operating leases	(19,972)	(20,589)
Financing cash outflows from finance lease	(35,554)	(19,163)
ROU assets obtained in exchange of new finance lease liabilities	60,102	10,666
ROU assets obtained in exchange of new operating leases	24,694	14,892
ROU assets disposed through early termination of operating leases in non-cash transaction	$ (1,880)	$ (6,572)